N-4	Oct. 16, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Oct. 16, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

~~●~~	All references to the name for the Pacific Select Fund Mid-Cap Equity Portfolio will change to the Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio. The Subadvisor will change from BlackRock Investment Management LLC to Fidelity Diversifying Solutions LLC.
●	The Subadvisor for the Pacific Select Fund Value Portfolio will change from American Century Investment Management, Inc. to Putnam Investment Management, LLC.

Effective November 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses

Pacific Select Fund ESG Diversified Portfolio Class I; Pacific Life Fund Advisors, LLC	0.77%[1]
Pacific Select Fund ESG Diversified Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.75%[1]
Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.64%[1]
Pacific Select Fund Value Portfolio Class I; Pacific Life Fund Advisors LLC (Putnam Investment Management LLC)	0.86%[1]

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses

Pacific Select Fund ESG Diversified Portfolio Class I; Pacific Life Fund Advisors, LLC	0.77%[1]
Pacific Select Fund ESG Diversified Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.75%[1]
Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.64%[1]
Pacific Select Fund Value Portfolio Class I; Pacific Life Fund Advisors LLC (Putnam Investment Management LLC)	0.86%[1]

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Pacific Select Fund ESG Diversified Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.75%	[1]
Pacific Select Fund ESG Diversified Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.77%	[1]
Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Fidelity Diversifying Solutions LLC
Current Expenses [Percent]	0.64%	[1]
Pacific Select Fund Value Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management LLC
Current Expenses [Percent]	0.86%	[1]

[1]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.